UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Multi-Strategy Quality Return (MQR) Fund

Class I Shares

(Ticker Symbol: MQRIX)

ACR International Quality Return (IQR) Fund

Class I Shares

(Ticker Symbol: IQRIX)

SEMI-ANNUAL REPORT

May 31, 2022

ACR Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	14
Notes to Financial Statements	16
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.acr-investfunds.com

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.9%
	COMMUNICATIONS — 12.2%
75,000	Liberty Global PLC - Class C*[1,2]	$1,905,750
61,000	Liberty Latin America Ltd. - Class C*[2]	580,110
112,000	Lumen Technologies, Inc.[1]	1,370,880
130,000	Vodafone Group PLC - ADR[1]	2,163,200
		6,019,940
	CONSUMER DISCRETIONARY — 19.1%
149,000	Cie Plastic Omnium S.A.	2,793,202
343,000	Countryside Partnerships PLC*[3]	1,198,944
42,000	General Motors Co.*[1]	1,624,560
211,000	Haier Smart Home Co., Ltd. - Class D	267,743
34,100	Lennar Corp.	2,290,497
19,500	Magna International, Inc.[2]	1,265,940
		9,440,886
	CONSUMER STAPLES — 3.1%
300,000	Greencore Group PLC*	412,046
244,797	Naked Wines PLC*	1,137,893
		1,549,939
	ENERGY — 6.3%
10,609	Chevron Corp.	1,852,968
17,500	DCC PLC	1,237,309
		3,090,277
	FINANCIALS — 26.2%
18,000	AerCap Holdings N.V.*[2]	889,920
196,000	Barclays PLC - ADR[1]	1,701,280
100,753	Burford Capital Ltd.	893,777
26,980	Citigroup, Inc.[1]	1,441,002
5,200	Fairfax Financial Holdings Ltd.[1,2]	2,884,683
71,000	Jefferies Financial Group, Inc.[1]	2,344,420
77,766	Kingstone Cos., Inc.	343,726
40,000	Power Corp. of Canada	1,155,190
112,500	Protector Forsikring A.S.A.	1,272,312
		12,926,310
	INDUSTRIALS — 12.5%
21,000	Ashtead Group PLC	1,100,322
7,500	FedEx Corp.	1,684,350
70,000	ISS A/S*	1,270,467
30,000	Sulzer A.G.	2,119,028
		6,174,167

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.1%
510,000	Eurocell PLC	$1,336,694
48,000	Resolute Forest Products, Inc.[1]	694,080
		2,030,774
	REAL ESTATE — 2.4%
127,733	Five Point Holdings LLC - Class A*	620,782
7,000	Howard Hughes Corp.*	588,910
		1,209,692
	TECHNOLOGY — 2.0%
20,000	Dell Technologies, Inc. - Class C1	998,800
	TOTAL COMMON STOCKS
	(Cost $42,968,945)	43,440,785
	PREFERRED STOCKS — 2.1%
	ENERGY — 2.1%
3,357	Elk Liquidating Trust *4,5,6	68,280
3,073	EPI Preferred Holdings, Inc.[4,5,6]	958,899
		1,027,179
	TOTAL PREFERRED STOCKS
	(Cost $356,450)	1,027,179

Principal Amount
	SHORT-TERM INVESTMENTS — 9.6%
$4,762,963	UMB Bank Demand Deposit, 0.01%[7]	4,762,963
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,762,963)	4,762,963

	TOTAL INVESTMENTS — 99.6%
	(Cost $48,088,358)	49,230,927
	Other Assets in Excess of Liabilities — 0.4%	203,929
	TOTAL NET ASSETS — 100.0%	$49,434,856

Number of Shares
	SECURITIES SOLD SHORT — (0.9)%
	EXCHANGE-TRADED FUNDS — (0.9)%
(2,500)	iShares Russell 2000 ETF	(463,275)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(463,275)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(463,275)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

LLC – Limited Liability Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $9,462,425, which represents 19.1% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,198,944 which represents 2.4% of total net assets of the Fund.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 2.1% of total net assets of the Fund. The aggregate value of these securities is $1,027,179.
[5]	Post-reorganization assets.
[6]	Security in a privately owned company.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

SUMMARY OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	26.2%
Consumer Discretionary	19.1%
Industrials	12.5%
Communications	12.2%
Energy	6.3%
Materials	4.1%
Consumer Staples	3.1%
Real Estate	2.4%
Technology	2.0%
Total Common Stocks	87.9%
Preferred Stocks	2.1%
Short-Term Investments	9.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	CANADA — 6.7%
5,440	Fairfax Financial Holdings Ltd.	$3,018,987
902,710	KITS Eyecare Ltd.*	1,470,142
		4,489,129
	DENMARK — 4.3%
159,256	ISS A/S*	2,890,421

	FRANCE — 12.3%
245,350	Cie Plastic Omnium S.A.	4,599,410
20,210	Danone S.A.	1,189,092
20,394	Thales S.A.	2,490,374
		8,278,876
	IRELAND — 6.2%
26,625	DCC PLC	1,882,477
1,687,077	Greencore Group PLC*	2,317,180
		4,199,657
	ITALY — 2.8%
161,490	Brembo S.p.A.	1,876,457

	NORWAY — 5.2%
103,891	Multiconsult A.S.A.[1]	1,502,371
176,117	Protector Forsikring A.S.A.	1,991,785
		3,494,156
	SWITZERLAND — 4.4%
3,803	Medmix A.G.[1]	101,326
40,460	Sulzer A.G.	2,857,863
		2,959,189
	UNITED KINGDOM — 49.5%
92,401	Ashtead Group PLC	4,841,470
213,426	Barclays PLC - ADR	1,852,538
1,423,301	Countryside Partnerships PLC*[1]	4,975,097
1,522,518	Eurocell PLC	3,990,470
185,218	Liberty Global PLC - Class C*[2]	4,706,389
198,848	Liberty Latin America Ltd. - Class C*[2]	1,891,044
880,231	Naked Wines PLC*	4,091,588
409,169	Victoria PLC*	2,654,443
259,695	Vodafone Group PLC - ADR	4,321,325
		33,324,364

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.3%
174,122	Burford Capital Ltd.	$1,544,631
	TOTAL COMMON STOCKS
	(Cost $70,916,388)	63,056,880

Principal Amount
	SHORT-TERM INVESTMENTS — 6.1%
$4,077,600	UMB Bank Demand Deposit, 0.01%[3]	4,077,600
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,077,600)	4,077,600

	TOTAL INVESTMENTS — 99.8%
	(Cost $74,993,988)	67,134,480
	Other Assets in Excess of Liabilities — 0.2%	160,069
	TOTAL NET ASSETS — 100.0%	$67,294,549

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,578,794 which represents 9.8% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SUMMARY OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	21.7%
Consumer Discretionary	21.0%
Communications	16.2%
Financials	12.5%
Consumer Staples	11.3%
Materials	5.9%
Energy	2.8%
Health Care	2.3%
Total Common Stocks	93.7%
Short-Term Investments	6.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2022 (Unaudited)

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Assets:
Investments, at value (cost $48,088,358 and $74,993,988, respectively)	$49,230,927	$67,134,480
Cash	-	23,719
Cash deposited with broker for securities sold short	627,170	-
Receivables:
Fund shares sold	823	790
Dividends and interest	177,672	333,030
Prepaid expenses	10,546	17,112
Total assets	50,047,138	67,509,131

Liabilities:
Securities sold short, at value (proceeds $382,871 and $0, respectively)	463,275	-
Foreign currency due to custodian, at value (proceeds $40,950 and $122,250, respectively)	41,113	122,736
Payables:
Fund shares redeemed	3,153	142
Advisory fees	27,852	30,078
Shareholder servicing fees (Note 7)	10,590	7,003
Fund administration and accounting fees	13,370	8,791
Transfer agent fees and expenses	4,873	4,932
Custody fees	6,161	4,185
Trustees' deferred compensation (Note 3)	21,267	20,508
Auditing fees	7,460	7,462
Legal fees	4,442	2,628
Trustees' fees and expenses	2,527	1,489
Chief Compliance Officer fees	1,589	1,052
Interest expense	431	-
Due to broker	-	22
Accrued other expenses	4,179	3,554
Total Liabilities	612,282	214,582

Net Assets	$49,434,856	$67,294,549

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$45,469,373	$72,484,396
Total distributable earnings (accumulated deficit)	3,965,483	(5,189,847)
Net Assets	$49,434,856	$67,294,549

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$49,434,856	$67,294,549
Shares of beneficial interest issued and outstanding	3,515,629	5,760,466
Redemption price per share	$14.06	$11.68

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2022 (Unaudited)

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Investment income:
Dividends (net of foreign withholdings taxes of $51,633 and $114,937, respectively)	$824,378	$844,562
Interest	374	386
Total investment income	824,752	844,948

Expenses:
Advisory fees	244,743	348,464
Shareholder servicing fees (Note 7)	17,132	37,816
Fund administration and accounting fees	47,002	58,726
Trustees' fees and expenses	7,398	8,461
Registration fees	14,460	16,455
Transfer agent fees and expenses	12,956	13,719
Custody fees	9,377	13,195
Legal fees	8,976	9,624
Auditing fees	7,480	7,504
Chief Compliance Officer fees	5,136	5,236
Shareholder reporting fees	3,987	5,345
Interest expense	3,256	-
Dividends on securities sold short	2,663	-
Insurance fees	2,345	2,745
Miscellaneous	2,289	2,290
Total expenses	389,200	529,580
Advisory fees waived	(76,584)	(145,436)
Fees paid indirectly (Note 3)	(768)	(834)
Net expenses	311,848	383,310
Net investment income	512,904	461,638

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,023,694	2,596,314
Foreign currency transactions	(2,607)	(17,316)
Net realized gain (loss)	3,021,087	2,578,998
Net change in unrealized appreciation/depreciation on:
Investments	(4,873,250)	(11,585,271)
Securities sold short	82,150	-
Foreign currency translations	(2,158)	(5,138)
Net change in unrealized appreciation/depreciation	(4,793,258)	(11,590,409)
Net realized and unrealized gain (loss)	(1,772,171)	(9,011,411)

Net Increase (Decrease) in Net Assets from Operations	$(1,259,267)	$(8,549,773)

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$512,904	$448,816
Net realized gain (loss)	3,021,087	(351,728)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(4,793,258)	8,785,217
Net increase (decrease) in net assets resulting from operations	(1,259,267)	8,882,305

Distributions to Shareholders:
Distributions:
Class A1	-	(22,638)
Class I	(399,519)	(205,542)
Total distributions to shareholders	(399,519)	(228,180)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	11,520
Class I	4,078,494	18,562,598 [2]
Reinvestment of distributions:
Class A1	-	19,554
Class I	386,354	198,645
Cost of shares redeemed:
Class A1	-	(5,859,978)[3]
Class I4	(2,535,887)	(5,492,440)
Net increase in net assets from capital transactions	1,928,961	7,439,899

Total increase (decrease) in net assets	270,175	16,094,024

Net Assets:
Beginning of period	49,164,681	33,070,657
End of period	$49,434,856	$49,164,681

Capital Share Transactions:
Shares sold:
Class A1	-	796
Class I	287,702	1,236,324 [5]
Shares reinvested:
Class A1	-	1,653
Class I	26,426	16,707
Shares redeemed:
Class A1	-	(387,733)[6]
Class I	(179,775)	(394,310)
Net increase (decrease) in capital share transactions	134,353	473,437
[1]	Class A shares were converted into Class I shares effective as of the close of business on June 11, 2021.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[2]	Proceeds from shares sold include $5,414,446 converted from Class A to Class I.
[3]	Cost of shares redeemed include $5,414,446 converted from Class A to Class I.
[4]	Net redemption fee proceeds of $762 and $2,862, respectively.
[5]	Shares sold include 354,330 converted from Class A to Class I.
[6]	Shares redeemed include 356,446 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$461,638	$427,442
Net realized gain (loss)	2,578,998	2,800,789
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,590,409)	(579,224)
Net increase (decrease) in net assets resulting from operations	(8,549,773)	2,649,007

Distributions to Shareholders:
Distributions:
Class A1	-	(28)
Class I	(3,085,467)	(137,793)
Total distributions to shareholders	(3,085,467)	(137,821)

Capital Transactions:
Net proceeds from shares sold:
Class A1	-	5,000
Class I	7,087,606	38,782,564 [2]
Reinvestment of distributions:
Class A1	-	28
Class I	3,078,672	137,793
Cost of shares redeemed:
Class A1	-	(13,492)[3]
Class I4	(1,809,041)	(1,185,720)
Net increase in net assets from capital transactions	8,357,237	37,726,173

Total increase (decrease) in net assets	(3,278,003)	40,237,359

Net Assets:
Beginning of period	70,572,552	30,335,193
End of period	$67,294,549	$70,572,552

Capital Share Transactions:
Shares sold:
Class A1	-	363
Class I	555,849	2,680,559 [5]
Shares reinvested:
Class A1	-	2
Class I	231,305	10,841
Shares redeemed:
Class A1	-	(880)[6]
Class I	(138,515)	(78,439)
Net increase (decrease) in capital share transactions	648,639	2,612,446

[1]	Class A shares were converted into Class I shares effective as of the close of business on June 11, 2021.
[2]	Proceeds from shares sold include $13,492 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[3]	Cost of shares redeemed includes $13,492 converted from Class A to Class I.
[4]	Net redemption fee proceeds of $692 and $134, respectively.
[5]	Shares sold include 878 converted from Class A to Class I.
[6]	Shares redeemed include 880 converted from Class A to Class I.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.54	$11.38	$10.27	$11.12	$11.32	$10.33
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.15	0.04	0.20	0.22	0.01
Net realized and unrealized gain (loss)	(0.51)	3.09	1.36	(0.40)	(0.27)	1.14
Net increase from reimbursement by affiliates	-	-	-	-	- [2,3]	-
Total from investment operations	(0.36)	3.24	1.40	(0.20)	(0.05)	1.15

Less Distributions:
From net investment income	(0.12)	(0.08)	(0.22)	(0.26)	(0.01)	-
From net realized gain	-	-	(0.07)	(0.39)	(0.14)	(0.16)
Total distributions	(0.12)	(0.08)	(0.29)	(0.65)	(0.15)	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$14.06	$14.54	$11.38	$10.27	$11.12	$11.32

Total return[4]	(2.52)%[5]	28.65%	13.91%	(1.44)%	(0.50)%	11.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,435	$49,165	$28,715	$58,326	$106,789	$90,046

Ratios of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.59%[6,7]	1.65%[7]	2.03%[7]	1.69%[7]	1.67%[7]	1.86%[7]
After fees waived, expenses absorbed and fees paid indirectly	1.27%[6,7]	1.24%[7]	1.31%[7]	1.30%[7]	1.40%[7]	1.45%[7]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.78%[6]	0.61%	(0.26)%	1.58%	1.65%	(0.28)%
After fees waived, expenses absorbed and fees paid indirectly	2.10%[6]	1.02%	0.46%	1.97%	1.92%	0.13%

Portfolio turnover rate	14%[5]	17%	33%	18%	48%	33%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended November 30, 2018, the Advisor reimbursed the Fund $3,826 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended May 31, 2022. For the years ended November 30, 2021, 2020, 2019, 2018 and 2017, the ratios would have been lowered by 0.03%, 0.14%, 0.13%, 0.24% and 0.29%, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2022	For the Year Ended November 30,				For the Period December 30, 2016* through November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.81	$12.14	$10.19	$9.86	$10.84	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.08	0.11	(0.02)	0.10	0.08	0.02
Net realized and unrealized gain (loss)	(1.61)	1.61	2.07	0.40	(0.96)	0.82
Net increase from reimbursement by affiliates	-	-	- [2,3]	- [2,4]	- [2,5]	-
Total from investment operations	(1.53)	1.72	2.05	0.50	(0.88)	0.84

Less Distributions:
From net investment income	(0.08)	-	(0.10)	(0.07)	(0.03)	-
From net realized gain	(0.52)	(0.05)	-	(0.10)	(0.07)	-
Total distributions	(0.60)	(0.05)	(0.10)	(0.17)	(0.10)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$11.68	$13.81	$12.14	$10.19	$9.86	$10.84

Total return[6]	(11.61)%[7]	14.24%	20.23%	5.18%	(8.20)%	8.40%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,295	$70,573	$30,329	$21,882	$18,575	$14,316

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.52%[8]	1.54%	2.20%	2.24%	2.59%	4.06%[8]
After fees waived, expenses absorbed and fees paid indirectly	1.10%[8]	1.13%[9]	1.19%	1.20%	1.20%	1.19%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	0.90%[8]	0.37%	(1.20)%	(0.07)%	(0.69)%	(2.62)%[8]
After fees waived, expenses absorbed and fees paid indirectly	1.32%[8]	0.78%	(0.19)%	0.97%	0.70%	0.25%[8]

Portfolio turnover rate	14%[7]	14%	44%	32%	52%	9%[7]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended November 30, 2020, an affiliate reimbursed the Fund $4,202 for FX loss. The reimbursement had no impact to the Fund's performance.
[4]	During the year ended November 30, 2019, the Advisor reimbursed the Fund $1,272 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	During the year ended November 30, 2018, the Advisor reimbursed the Fund $1,010 for errors during processing. The reimbursement had no impact to the Fund's performance.
[6]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[7]	Not annualized.
[8]	Annualized.
[9]	Effective as of the close of business on June 11, 2021, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to the close of business on June 11, 2021, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

ACR Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The ACR International Quality Return (IQR) Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

(e) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2022 and during the prior three tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with ACR Alpine Capital Research, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2023 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses †
ACR Multi-Strategy Quality Return (MQR) Fund	1.00%	1.25%
ACR International Quality Return (IQR) Fund	1.00%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2022, the Advisor waived a portion of its advisory fees totaling $76,584 for the ACR Multi-Strategy Quality Return (MQR) Fund and $145,436 for the ACR International Quality Return (IQR) Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2022 the amount of these potentially recoverable expenses was $838,919 and $758,754 for the ACR Multi-Strategy Quality Return (MQR) Fund and the ACR International Quality Return (IQR) Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
2022	$289,828	$196,129
2023	289,883	222,043
2024	182,624	222,146
2025	76,584	145,436
Total	$838,919	$785,754

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2022, are reported on the Statements of Operations.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust's Co-Administrators. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2022, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2022, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments and proceeds from securities sold short	$47,840,680	$75,335,723

Gross unrealized appreciation	$6,731,154	$5,781,781
Gross unrealized depreciation	(5,804,182)	(13,983,024)

Net unrealized appreciation (depreciation) on investments and securities sold short	$926,972	$(8,201,243)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

As of November 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Undistributed ordinary income	$399,454	$1,141,281
Undistributed long-term capital gains	-	1,944,028
Accumulated earnings	399,454	3,085,309

Accumulated capital and other losses	(469,456)	-
Unrealized appreciation (depreciation) on investments and securities sold short	5,718,072	3,384,028
Unrealized appreciation on foreign currency translations	(1,707)	(2,767)
Unrealized deferred compensation	(22,094)	(21,177)
Total accumulated earnings (deficit)	$5,624,269	$6,445,393

The tax character of distributions paid during the periods ended November 30, 2021 and November 30, 2020, respectively, was as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund		ACR International Quality Return (IQR) Fund
Distribution paid from:	2021	2020	2021	2020
Ordinary income	$228,180	$1,251,781	$137,821	$205,030
Net long-term capital gains	-	377,066	-	-
Total taxable distributions	$228,180	$1,628,847	$137,821	$205,030

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2022 and the year ended November 30, 2021, respectively, the ACR Multi-Strategy Quality Return (MQR) Fund received $762 and $2,862 in redemption fees, and the ACR International Quality Return (IQR) Fund received $692 and $134 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
ACR Multi-Strategy Quality Return (MQR) Fund	$12,136,360	$6,108,890	$-	$-
ACR International Quality Return (IQR) Fund	21,264,124	8,608,580	-	-

Class A converted to Class I on June 11, 2021 (prior fiscal year). Class I do not have 12b-1 fees.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2022, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Communications	$6,019,940	$-	$-	$6,019,940
Consumer Discretionary	5,180,997	4,259,889	-	9,440,886
Consumer Staples	412,046	1,137,893	-	1,549,939
Energy	1,852,968	1,237,309	-	3,090,277
Financials	12,926,310	-	-	12,926,310
Industrials	1,684,350	4,489,817	-	6,174,167
Materials	2,030,774	-	-	2,030,774
Real Estate	1,209,692	-	-	1,209,692
Technology	998,800	-	-	998,800
Preferred Stocks	-	-	1,027,179	1,027,179
Short-Term Investments	4,762,963	-	-	4,762,963
Total Assets	$37,078,840	$11,124,908	$1,027,179	$49,230,927

Liabilities
Securities Sold Short
Exchange-Traded Funds	463,275	-	-	463,275
Total Liabilities	$463,275	$-	$-	$463,275

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3*	Total
Assets
Common Stock
Canada	$4,489,129	$-	$-	$4,489,129
Denmark	-	2,890,421	-	2,890,421
France	-	8,278,876	-	8,278,876
Ireland	1,882,477	2,317,180	-	4,199,657
Italy	-	1,876,457	-	1,876,457
Norway	3,494,156	-	-	3,494,156
Switzerland	101,326	2,857,863	-	2,959,189
United Kingdom	19,416,209	13,908,155	-	33,324,364
United States	1,544,631	-	-	1,544,631
Short-Term Investments	4,077,600	-	-	4,077,600
Total Assets	$35,005,528	$32,128,952	$-	$67,134,480

*	The Fund did not hold any Level 3 securities at period end.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2021	$297,923
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	729,256
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of May 31, 2022	$1,027,179

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2022:

ACR Multi-Strategy Quality Return (MQR) Fund
Asset Class	Fair Value at 5/31/2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Preferred Stocks	$1,027,179	Asset Approach	Estimated Recovery Proceeds	$20.337 - $312.040	$292.65	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2022 (Unaudited)

Note 11 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ACR Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ACR Multi-Strategy Quality Return (MQR) Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/21	5/31/22	12/1/21 – 5/31/22
Class I	Actual Performance	$1,000.00	$974.80	$6.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.58	6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% for the Class I shares, multiplied by the average account values over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

ACR International Quality Return (IQR) Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		12/1/21	5/31/22	12/1/21 – 5/31/22
Class I	Actual Performance	$1,000.00	$883.90	$5.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.45	5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Class I shares, multiplied by the average account values over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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ACR Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

ACR Alpine Capital Research, LLC

8000 Maryland Avenue, Suite 700

Saint Louis, Missouri 63105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
ACR Multi-Strategy Quality Return (MQR) Fund – Class I	MQRIX	46141T 802
ACR International Quality Return (IQR) Fund – Class I	IQRIX	46141T 653

Privacy Principles of the ACR Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the ACR Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 955-9552 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (855) 955-9552 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov. Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 955-9552.

ACR Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (855) 955-9552

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/8/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/8/2022